Income Taxes - Provision for income taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Current
Federal			$ 215,000	$ 128,000
State			1,000	1,000
Foreign			325,000	(8,000)
Total current			541,000	121,000
Deferred
Total provision for income taxes	$ 59,000	$ 50,000	$ 541,000	$ 121,000